Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2019
Securitizations and Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities

Note 10: Securitizations and Variable Interest Entities

Involvement with Special Purpose Entities (SPEs)
In the normal course of business, we enter into various types of on- and off-balance sheet transactions with SPEs, which are corporations, trusts, limited liability companies or partnerships that are established for a limited purpose. SPEs are often formed in connection with securitization transactions in which assets are transferred to an SPE. The SPE may alter the risk profile of the asset by entering into derivative transactions or obtaining credit support, and issues various forms of interests in those assets to investors. In a securitization transaction where we transferred assets from our balance sheet, we typically receive cash and sometimes other interests in an SPE as proceeds for the assets we transfer. In certain transactions we may retain the right to service the transferred receivables and to repurchase those receivables from the SPE if the outstanding balance of the receivables falls to a level where the cost exceeds the benefits of servicing such receivables. In addition, we may purchase the right to service loans in an SPE that were transferred to the SPE by a third party.
In connection with our securitization activities, we have various forms of ongoing involvement with SPEs, which may include:

•	underwriting securities issued by SPEs and subsequently making markets in those securities;

•	providing liquidity facilities to support short-term obligations of SPEs issued to third-party investors;

•
providing credit enhancement on securities issued by SPEs or market value guarantees of assets held by SPEs through the use of letters of credit, financial guarantees, credit default swaps and total return swaps;

•	entering into other derivative contracts with SPEs;

•	holding senior or subordinated interests in SPEs;

•	acting as servicer or investment manager for SPEs; and

•	providing administrative or trustee services to SPEs.

SPEs formed in connection with securitization transactions are generally considered variable interest entities (VIEs). SPEs formed for other corporate purposes may be VIEs as well. A VIE is an entity whose total equity is insufficient to finance its activities without additional subordinated financial support, or whose equity investors lack the ability to control the entity’s activities or lack the ability to receive expected benefits or absorb obligations in a manner consistent with their investment in the entity. A VIE is consolidated by its primary beneficiary which is the party that has both the power to direct the activities that most significantly impact the VIE and a variable interest that could potentially be significant to the VIE. A variable interest is a contractual, ownership or other interest whose value changes with changes in the fair value of the VIE’s net assets. To determine whether or not a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an on-going basis.
Secured borrowings are transactions involving transfers of our financial assets to unconsolidated third parties that are accounted for as financings with the assets pledged as collateral. Accordingly, the transferred assets remain recognized on our balance sheet. See also Repurchase and Securities Lending Agreements in Note 16 (Guarantees, Pledged Assets and Collateral, and Other Commitments) for additional transactions accounted for as secured borrowings.
Table 10.1 provides the classifications of assets and liabilities in our balance sheet for our transactions with VIEs.

Table 10.1: Balance Sheet Transactions with VIEs

(in millions)	VIEs that we do not consolidate	VIEs that we consolidate (2)	Transfers that we account for as secured borrowings (2)	Total
December 31, 2019
Cash and due from banks	$—	16	—	16
Interest-earning deposits with banks	—	284	—	284
Debt securities (1):
Trading debt securities	792	339	—	1,131
Available-for-sale debt securities	1,696	201	—	1,897
Held-to-maturity debt securities	791	—	—	791
Loans	2,127	13,170	80	15,377
Mortgage servicing rights	11,884	—	—	11,884
Derivative assets	142	1	—	143
Equity securities	11,401	118	—	11,519
Other assets	1,268	239	—	1,507
Total assets	30,101	14,368	80	44,549
Short-term borrowings	—	401	—	401
Derivative liabilities	1	3	—	4
Accrued expenses and other liabilities	189	235	—	424
Long-term debt	4,817	587	79	5,483
Total liabilities	5,007	1,226	79	6,312
Noncontrolling interests	—	43	—	43
Net assets	$25,094	13,099	1	38,194
December 31, 2018
Cash and due from banks	$—	139	—	139
Interest-earning deposits with banks	—	8	—	8
Debt securities (1):
Trading debt securities	2,110	245	—	2,355
Available-for-sale debt securities	2,686	317	—	3,003
Held-to-maturity debt securities	510	—	—	510
Loans	2,657	13,564	94	16,315
Mortgage servicing rights	14,761	—	—	14,761
Derivative assets	53	—	—	53
Equity securities	11,041	85	—	11,126
Other assets	—	227	—	227
Total assets	33,818	14,585	94	48,497
Short-term borrowings	—	493	—	493
Derivative liabilities	26	—	—	26
Accrued expenses and other liabilities	231	199	—	430
Long-term debt	5,094	816	93	6,003
Total liabilities	5,351	1,508	93	6,952
Noncontrolling interests	—	34	—	34
Net assets	$28,467	13,043	1	41,511

(1)
Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Government National Mortgage Association (GNMA).

(2)	Certain structures included in transfers that we account for as secured borrowings at December 31, 2018 were presented in VIEs that we consolidate to conform with the current period presentation.
Transactions with Unconsolidated VIEs
Our transactions with unconsolidated VIEs include predominantly securitizations of residential and commercial mortgage loans and investments in tax credit structures. We have various forms of involvement with VIEs, including servicing, holding senior or subordinated interests, and entering into liquidity arrangements and derivative contracts. Involvements with these unconsolidated VIEs are recorded on our balance sheet in debt and equity securities, loans, MSRs, derivative assets and liabilities, other assets, other liabilities, and long-term debt, as appropriate.
Table 10.2 provides a summary of our exposure to unconsolidated VIEs with which we have significant continuing involvement but for which we are not the primary beneficiary.
We include transactions where we were the sponsor or servicer and also have other significant forms of continuing involvement. Sponsorship includes transactions where we solely or materially participated in the initial design or structuring of the VIE or marketed the transaction to investors. We consider investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives to be other forms of continuing involvement that may be significant. We also include transactions where we transferred assets to a VIE, account for the transfer as a sale, and service the VIE collateral or have other forms of continuing involvement that may be significant (as described above). We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary in nature or insignificant in size. We also exclude secured borrowing transactions with unconsolidated VIEs (for information on these transactions, see the Transactions with Consolidated VIEs and Secured Borrowings section in this Note).
Table 10.2: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Debt and equity interests (1)	Servicing assets and advances	Derivatives	Debt, guarantees and other commitments	Net assets
December 31, 2019
Residential mortgage loan securitizations:
Conforming (2)	$1,098,103	1,528	11,931	—	(683)	12,776
Other/nonconforming	5,178	6	152	—	—	158
Commercial mortgage loan securitizations	169,736	2,239	1,069	80	(43)	3,345
Tax credit structures	39,091	12,826	—	—	(4,260)	8,566
Other asset-based finance structures	1,355	157	—	61	(20)	198
Other	1,167	51	—	—	—	51
Total	$1,314,630	16,807	13,152	141	(5,006)	25,094
		Maximum exposure to loss
		Debt and equity interests (1)	Servicing assets and advances	Derivatives	Guarantees and other commitments	Total exposure
Residential mortgage loan securitizations:
Conforming (2)		$972	11,931	—	937	13,840
Other/nonconforming		6	152	—	—	158
Commercial mortgage loan securitizations		2,239	1,069	80	11,667	15,055
Tax credit structures		12,826	—	—	1,701	14,527
Other asset-based finance structures		157	—	63	91	311
Other		51	—	—	157	208
Total		$16,251	13,152	143	14,553	44,099

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		Carrying value - asset (liability)
(in millions)	Total VIE assets	Debt and equity interests (1)	Servicing assets	Derivatives	Debt, guarantees and other commitments	Net assets
December 31, 2018
Residential mortgage loan securitizations:
Conforming (2)	$1,172,833	3,601	13,811	—	(1,395)	16,017
Other/nonconforming	10,596	453	57	—	—	510
Commercial mortgage loan securitizations	153,350	2,409	893	(22)	(40)	3,240
Tax credit structures	35,185	12,087	—	—	(3,870)	8,217
Other asset-based finance structures	1,520	271	—	49	(20)	300
Other	1,318	183	—	—	—	183
Total	$1,374,802	19,004	14,761	27	(5,325)	28,467
		Maximum exposure to loss
		Debt and equity interests (1)	Servicing assets	Derivatives	Guarantees and other commitments	Total exposure
Residential mortgage loan securitizations:
Conforming (2)		$2,377	13,811	—	1,183	17,371
Other/nonconforming		453	57	—	—	510
Commercial mortgage loan securitizations		2,409	893	28	11,563	14,893
Tax credit structures		12,087	—	—	1,420	13,507
Other asset-based finance structures		271	—	50	91	412
Other		183	—	—	158	341
Total		$17,780	14,761	78	14,415	47,034

(1)
Includes total equity interests of $11.4 billion and $11.0 billion at December 31, 2019 and 2018, respectively. Also includes debt interests in the form of both loans and securities. Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.

(2)
Carrying values include assets and related liabilities of $556 million and $1.2 billion at December 31, 2019 and 2018, respectively, related to certain unexercised unconditional repurchase options. These amounts represent the carrying value of the loans and associated debt that would be payable if the option was exercised to repurchase eligible loans from GNMA loan securitizations. These amounts are excluded from maximum exposure to loss as we are not obligated to exercise the options.

In Table 10.2, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. For VIEs that obtain exposure to assets synthetically through derivative instruments, the remaining notional amount of the derivative is included in the asset balance. “Carrying value” is the amount in our consolidated balance sheet related to our involvement with the unconsolidated VIEs. “Maximum exposure to loss” is determined as the carrying value of our investment in the VIEs excluding the unconditional repurchase options that have not been exercised, plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees. It represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this disclosure is not an indication of expected loss.

RESIDENTIAL MORTGAGE LOAN SECURITIZATIONS  Residential mortgage loan securitizations are financed through the issuance of fixed-rate or floating-rate asset-backed securities, which are collateralized by the loans transferred to a VIE. We typically transfer loans we originated to these VIEs, account for the transfers as sales, retain the right to service the loans and may hold other beneficial interests issued by the VIEs. In certain instances, we may service residential mortgage loan securitizations structured by third parties whose loans we did not originate or transfer. Our residential mortgage loan securitizations include conforming and nonconforming securitizations.
Conforming residential mortgage loan securitizations are those that are guaranteed by the government-sponsored entities (GSEs), such as FNMA and FHLMC, and GNMA. We do not consolidate these securitizations because the GSEs or GNMA hold the power over the VIEs.
The loans sold to the VIEs in nonconforming residential mortgage loan securitizations are those that do not qualify for a GSE guarantee and are not GNMA guaranteed mortgage securitizations of FHA-insured or VA-guaranteed mortgages. We may hold variable interests issued by the VIEs, including senior securities. The nonconforming residential mortgage loan securitizations included in the table are not consolidated because we do not hold any variable interests, or hold variable interests that we do not consider potentially significant, or we are not the primary servicer for a majority of the VIE assets.
Guarantees and other commitments include amounts related to loans sold that we may be required to repurchase, or otherwise indemnify or reimburse the investor or insurer for losses incurred, due to material breach of contractual representations and warranties as well as other retained recourse arrangements. The maximum exposure to loss for material breach of contractual representations and warranties represents a stressed case estimate we utilize for determining stressed case regulatory capital needs and is considered to be a remote scenario.
COMMERCIAL MORTGAGE LOAN SECURITIZATIONS Commercial mortgage loan securitizations are financed through the issuance of fixed or floating-rate asset-backed securities, which are collateralized by the loans transferred to the VIE. In a typical securitization, we may transfer loans we originate to these VIEs, account for the transfers as sales, retain the right to service the loans and may hold other beneficial interests issued by the VIEs. In certain instances, we may service commercial mortgage loan securitizations structured by third parties whose loans we did not originate or transfer. We typically serve as primary or master servicer of these VIEs. In commercial mortgage loan securitizations, the most significant decisions impacting the performance of the VIE are generally made by the special servicer and the primary and master servicer do not have power over the VIE. We do not consolidate the commercial mortgage loan securitizations included in the disclosure because we do not have power over the majority of the SPE’s assets or we do not have a variable interest that could potentially be significant to the VIE.

TAX CREDIT STRUCTURES  We co-sponsor and make investments in affordable housing and sustainable energy projects that are designed to generate a return primarily through the realization of federal tax credits. The projects are typically managed by project sponsors who have the power over the VIE’s assets. In some instances, our investments in these structures may require that we fund future capital commitments at the discretion of the project sponsors. While the size of our investment in a single entity may at times exceed 50% of the outstanding equity interests, we do not consolidate these structures because we are not the project sponsors.

OTHER ASSET-BASED FINANCE STRUCTURES  We engage in various forms of structured finance arrangements with other VIEs, including collateralized loan obligations (CLOs), collateralized debt obligations, and other securitizations collateralized by asset classes other than mortgages. Collateral may include asset-
backed securities, automobile and other transportation loans and leases, student loans and general corporate credit. Generally, a third party sponsors the VIE and also selects and manages the assets. We may participate in structuring or marketing the arrangements, provide financing to the VIE, service one or more of the underlying VIE assets, or enter into derivatives with the VIEs and receive fees for those services. We are not the primary beneficiary of these structures because we neither select nor manage the assets of the VIE.

Loan Sales and Securitization Activity
We periodically transfer consumer and commercial loans and other types of financial assets in securitization and whole loan sale transactions. We typically retain the servicing rights from these sales and may continue to hold other beneficial interests in the transferred financial assets. We may also provide liquidity to investors in the beneficial interests and credit enhancements. Through these transfers we may be exposed to liability under limited amounts of recourse as well as standard representations and warranties we make to purchasers and issuers.
Table 10.3 presents information about transfers during the period of assets to unconsolidated VIEs or third-party investors for which we recorded the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we recorded servicing assets, securities, and a liability for repurchase losses which reflects management’s estimate of probable losses related to various representations and warranties for the loans transferred. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and securities are initially predominantly classified as Level 2.
Sales with continuing involvement include securitizations of conforming residential mortgages that are sold to the GSEs or GNMA. Substantially all transfers to these entities resulted in no gain or loss because the loans were already measured at fair value on a recurring basis.
Table 10.3: Transfers With Continuing Involvement

	Year ended December 31,
	2019		2018		2017
(in millions)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Net gains (losses) on sale	$89	330	(10)	280	342	359
Asset balances sold	170,384	18,191	177,805	17,882	213,562	16,696
Servicing rights recognized	1,896	161	1,903	158	2,122	166
Securities recognized	2,747	51	5,030	81	1,414	65
Liability for repurchase losses recognized	18	—	17	—	24	—

Table 10.4 presents the key weighted-average assumptions we used to measure residential MSRs at the date of securitization.

Table 10.4: Residential Mortgage Servicing Rights

	Residential mortgage servicing rights
	Year ended December 31,
	2019	2018	2017
Prepayment speed (1)	12.8%	10.6	11.5
Discount rate	7.5	7.4	7.0
Cost to service ($ per loan) (2)	$101	128	132

(1)
The prepayment speed assumption for residential MSRs includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.

(2)	Includes costs to service and unreimbursed foreclosure costs, which can vary period to period due to changes in model assumptions and the mix of modified government-guaranteed loans sold to GNMA.
Table 10.5 presents the proceeds related to transfers accounted for as sales in which we have continuing involvement with the transferred financial assets as well as current period cash flows from continuing involvement with previous transfers accounted for as sales. Cash flows from other interests held predominantly include principal and interest payments received on retained bonds and excess cash flows received on interest-only strips. Repurchases of assets represents cash paid to repurchase loans from investors under representation and warranty obligations or in connection with the exercise of cleanup calls on securitizations. Loss reimbursements is cash paid to reimburse investors for losses on individual loans that are already liquidated. Government insured loans are delinquent loans that we service and have exercised our option to purchase out of GNMA pools. These loans are insured by the FHA or guaranteed by the VA.
Table 10.5: Cash Inflows (Outflows) From Sales and Securitization Activity

	Mortgage loans
	Year ended December 31,
(in millions)	2019	2018	2017
Proceeds from securitizations and whole loan sales	$186,615	193,721	228,282
Fees from servicing rights retained	3,149	3,337	3,352
Cash flows from other interests held	468	698	2,218
Repurchases of assets/loss reimbursements:
Non-agency securitizations and whole loan transactions	(4,441)	(3)	(12)
Government insured loans	(6,168)	(7,775)	(8,600)
Agency securitizations	(95)	(96)	(92)
Servicing advances, net of recoveries (1)	187	154	269

(1)	Cash flows from servicing advances includes principal and interest payments to investors required by servicing agreements.

Retained Interests from Unconsolidated VIEs
Table 10.6 provides key economic assumptions and the sensitivity of the current fair value of residential MSRs, and other interests held related to unconsolidated VIEs, to immediate adverse changes in those assumptions. Amounts for residential MSRs include purchased servicing rights as well as servicing rights resulting from the transfer of loans. See Note 19 (Fair Values of Assets and Liabilities) for additional information on key economic assumptions for residential MSRs. “Other interests held” were obtained when we securitized residential and commercial mortgage loans. Residential mortgage-backed securities retained in securitizations issued through GSEs or GNMA are excluded from the table because these securities have a remote risk of credit loss due to the GSE or government guarantee. These securities also have economic characteristics similar to GSE or GNMA mortgage-backed securities that we purchase, which are not included in the table. Subordinated interests include only those bonds whose credit rating was below AAA by a major rating agency at issuance. Senior interests include only those bonds whose credit rating was AAA by a major rating agency at issuance. The information presented excludes trading positions held in inventory.

Table 10.6: Retained Interests from Unconsolidated VIEs

		Other interests held
	Residential mortgage servicing rights	Interest-only strips	Commercial
($ in millions, except cost to service amounts)			Subordinated bonds	Senior bonds
Fair value of interests held at December 31, 2019	$11,517	2	909	352
Expected weighted-average life (in years)	5.3	3.1	7.3	5.5

Key economic assumptions:
Prepayment speed assumption	11.9%	19.5
Decrease in fair value from:
10% adverse change	$537	—
25% adverse change	1,261	—

Discount rate assumption	7.2%	12.8	4.0	2.9
Decrease in fair value from:
100 basis point increase	$464	—	53	16
200 basis point increase	889	—	103	32

Cost to service assumption ($ per loan)	102
Decrease in fair value from:
10% adverse change	253
25% adverse change	632

Credit loss assumption			3.1%	—
Decrease in fair value from:
10% higher losses			$1	—
25% higher losses			4	—
Fair value of interests held at December 31, 2018	$14,649	16	668	309
Expected weighted-average life (in years)	6.5	3.6	7.0	5.7

Key economic assumptions:
Prepayment speed assumption	9.9%	17.7
Decrease in fair value from:
10% adverse change	$530	1
25% adverse change	1,301	1

Discount rate assumption	8.1%	14.5	4.3	3.7
Decrease in fair value from:
100 basis point increase	$615	—	37	14
200 basis point increase	1,176	1	72	28

Cost to service assumption ($ per loan)	106
Decrease in fair value from:
10% adverse change	316
25% adverse change	787

Credit loss assumption			5.1%	—
Decrease in fair value from:
10% higher losses			$2	—
25% higher losses			5	—

In addition to residential MSRs included in the previous table, we have a small portfolio of commercial MSRs which are carried at LOCOM with a fair value of $1.9 billion and $2.3 billion at December 31, 2019 and 2018, respectively. Prepayment assumptions do not significantly impact values of commercial MSRs and commercial mortgage bonds as most commercial loans include contractual restrictions on prepayment. Servicing costs are not a driver of our MSR value as we are typically primary or master servicer; the higher costs of servicing delinquent and foreclosed loans is generally born by the special servicer. The primary economic driver impacting the fair value of our commercial MSRs is forward interest rates, which are derived from market observable yield curves used to price capital markets instruments. Market interest rates significantly affect interest earned on custodial deposit balances. The sensitivity of the current fair value to an immediate adverse 25% change in the assumption about interest earned on deposit balances at December 31, 2019 and 2018, results in a decrease in fair value of $205 million and $320 million, respectively. See Note 11 (Mortgage Banking Activities) for further information on our commercial MSRs.
The sensitivities in the preceding paragraph and table are hypothetical and caution should be exercised when relying on this data. Changes in value based on variations in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in value may not be linear. Also, the effect of a variation in a particular assumption on the value of the other interests held is calculated independently without changing any other assumptions. In reality, changes in one factor may result in changes in others (for example, changes in prepayment speed estimates could result in changes in the credit losses), which might magnify or counteract the sensitivities.

Off-Balance Sheet Loans
Table 10.7 presents information about the principal balances of off-balance sheet loans that were sold or securitized, including residential mortgage loans sold to FNMA, FHLMC, GNMA and other investors, for which we have some form of continuing involvement (including servicer). Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. For loans sold or securitized where servicing is our only form of continuing involvement, we would only experience a loss if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts.

Table 10.7: Off-Balance Sheet Loans Sold or Securitized

					Net charge-offs (3)
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended
	December 31,		December 31,		December 31,
(in millions)	2019	2018	2019	2018	2019	2018
Commercial:
Real estate mortgage	$112,507	105,173	776	1,008	179	739
Total commercial	112,507	105,173	776	1,008	179	739
Consumer:
Real estate 1-4 family first mortgage	1,008,446	1,097,128	6,664	8,947	229	466
Real estate 1-4 family junior lien mortgage	13	—	2	—	—	—
Total consumer	1,008,459	1,097,128	6,666	8,947	229	466
Total off-balance sheet sold or securitized loans (2)	$1,120,966	1,202,301	7,442	9,955	408	1,205

(1)	Includes $492 million and $675 million of commercial foreclosed assets and $356 million and $582 million of consumer foreclosed assets at December 31, 2019 and 2018, respectively.

(2)
At December 31, 2019 and 2018, the table includes total loans of $1.0 trillion and $1.1 trillion, delinquent loans of $5.2 billion and $6.4 billion, and foreclosed assets of $251 million and $442 million, respectively, for FNMA, FHLMC and GNMA.

(3)	Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information.
Transactions with Consolidated VIEs and Secured Borrowings
Table 10.8 presents a summary of financial assets and liabilities for asset transfers accounted for as secured borrowings and involvements with consolidated VIEs. Carrying values of “Assets” are presented using GAAP measurement methods, which may include fair value, credit impairment or other adjustments, and therefore in some instances will differ from “Total VIE assets.” For VIEs that obtain exposure synthetically through derivative instruments, the remaining notional amount of the derivative is included in “Total VIE assets.” On the consolidated balance sheet, we separately disclose the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs.

Table 10.8: Transactions with Consolidated VIEs and Secured Borrowings

		Carrying value
(in millions)	Total VIE assets	Assets	Liabilities	Noncontrolling interests	Net assets
December 31, 2019
Secured borrowings:
Residential mortgage securitizations	$81	80	(79)	—	1
Total secured borrowings	81	80	(79)	—	1
Consolidated VIEs:
Commercial and industrial loans and leases	8,054	8,042	(529)	(16)	7,497
Nonconforming residential mortgage loan securitizations	935	809	(290)	—	519
Commercial real estate loans	4,836	4,836	—	—	4,836
Municipal tender option bond securitizations	401	402	(401)	—	1
Other	279	279	(6)	(27)	246
Total consolidated VIEs	14,505	14,368	(1,226)	(43)	13,099
Total secured borrowings and consolidated VIEs	$14,586	14,448	(1,305)	(43)	13,100
December 31, 2018
Secured borrowings:
Residential mortgage securitizations	$95	94	(93)	—	1
Total secured borrowings	95	94	(93)	—	1
Consolidated VIEs:
Commercial and industrial loans and leases	8,215	8,204	(477)	(14)	7,713
Nonconforming residential mortgage loan securitizations	1,947	1,732	(521)	—	1,211
Commercial real estate loans	3,957	3,957	—	—	3,957
Municipal tender option bond securitizations (1)	627	523	(501)	—	22
Other	169	169	(9)	(20)	140
Total consolidated VIEs	14,915	14,585	(1,508)	(34)	13,043
Total secured borrowings and consolidated VIEs	$15,010	14,679	(1,601)	(34)	13,044

(1)
Municipal tender option bond securitizations were reported as secured borrowings at December 31, 2018. These structures were reported as consolidated VIEs at December 31, 2019 to conform with our presentation of other transactions where we transfer assets to a consolidated VIE and use secured borrowing accounting.

We have raised financing through the securitization of certain financial assets in transactions with VIEs accounted for as secured borrowings. We also consolidate VIEs where we are the primary beneficiary. In certain transactions, we provide contractual support in the form of limited recourse and liquidity to facilitate the remarketing of short-term securities issued to third-party investors. Other than this limited contractual support, the assets of the VIEs are the sole source of repayment of the securities held by third parties.

COMMERCIAL AND INDUSTRIAL LOANS AND LEASES We securitize dealer floor plan loans and leases in a revolving master trust entity and retain the subordinated notes and residual equity interests. At December 31, 2019 and 2018, total assets held by the master trust were $6.5 billion and $6.7 billion, respectively, and the outstanding senior notes were $300 million and $299 million, respectively. As servicer and residual interest holder, we control the key decisions of the trust. We also provide the majority of debt and equity financing to an SPE that engages in lending and leasing to specific vendors and service the underlying collateral. We control the key decisions of the entity and consolidate the entity as primary beneficiary.

NONCONFORMING RESIDENTIAL MORTGAGE LOAN SECURITIZATIONS  We have determined we are the primary beneficiary of these securitizations because we have the power to direct the most significant activities of the entity through our role as primary servicer and we also hold variable interests that we have determined to be significant. The nature of our variable interests in these entities may include senior or subordinated beneficial interests issued by the VIE, MSRs and recourse or repurchase reserve liabilities.

COMMERCIAL REAL ESTATE LOANS We purchase local industrial development bonds and credit enhancement from GSEs, which bonds and credit enhancement are placed with a custodian who issues beneficial interests. We own all of the beneficial interests and may also service the underlying mortgages. Through our ownership of the beneficial interests we control the key decisions of the trust including the decision to invest in or divest of a bond and whether to purchase or retain credit support.

MUNICIPAL TENDER OPTION BOND SECURITIZATIONS  As part of our normal investment portfolio activities, we consolidate municipal bond trusts that hold highly rated, long-term, fixed-rate municipal bonds, the majority of which are rated AA or better. Our residual interests in these trusts generally allow us to capture the economics of owning the securities outright, and constructively make decisions that significantly impact the economic performance of the municipal bond vehicle, primarily by directing the sale of the municipal bonds owned by the vehicle. We may also serve as remarketing agent or liquidity provider for the trusts should the investors exercise their right to tender the certificates at specified dates. If we cannot remarket the tendered certificates, we are generally obligated to purchase them at par under standby liquidity facilities unless the bond’s credit rating has declined below investment grade or there has been an event of default or bankruptcy of the issuer and insurer.

Other Transactions
In addition to the transactions included in the previous tables, we have used wholly-owned trust preferred security VIEs to issue debt securities or preferred equity exclusively to third-party investors. As the sole assets of the VIEs are receivables from us, we do not consolidate the VIEs even though we own all of the voting equity shares of the VIEs, have fully guaranteed the obligations of the VIEs, and may have the right to redeem the third-party securities under certain circumstances. See Note 15 (Long-Term Debt) and Note 20 (Preferred Stock) for additional information about trust preferred securities.
Certain money market funds are also excluded from the previous tables because they are exempt from the consolidation analysis. We voluntarily waived a portion of our management fees for these money market funds to maintain a minimum level of daily net investment income. The amount of fees waived in 2019, 2018 and 2017 was $40 million, $45 million, and $53 million, respectively.